Loans to Customers at Amortized Cost - Credit quality and the maximum exposure to credit risk (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total	$ 30,033,272	$ 27,926,632
Normal [Member]
Statement Line Items [Line Items]
Commercial loans	15,800,666	14,969,565
Mortgage loans	9,031,624	7,887,217
Consumer loans	4,241,342	4,166,767
Substandard [Member]
Statement Line Items [Line Items]
Commercial loans	71,718	94,894
Non-complying [Member]
Statement Line Items [Line Items]
Commercial loans	421,828	373,939
Mortgage loans	175,103	164,856
Consumer loans	290,991	269,394
Subtotal [Member]
Statement Line Items [Line Items]
Commercial loans	16,294,212	15,438,398
Mortgage loans	9,206,727	8,052,073
Consumer loans	4,532,333	4,436,161
Stage 1 [Member] | Individual [Member]
Statement Line Items [Line Items]
Total	9,880,799	9,426,420
Stage 1 [Member] | Individual [Member] | Normal [Member]
Statement Line Items [Line Items]
Commercial loans	9,880,799	9,426,420
Mortgage loans
Consumer loans
Stage 1 [Member] | Individual [Member] | Substandard [Member]
Statement Line Items [Line Items]
Commercial loans
Stage 1 [Member] | Individual [Member] | Non-complying [Member]
Statement Line Items [Line Items]
Commercial loans
Mortgage loans
Consumer loans
Stage 1 [Member] | Individual [Member] | Subtotal [Member]
Statement Line Items [Line Items]
Commercial loans	9,880,799	9,426,420
Mortgage loans
Consumer loans
Stage 1 [Member] | Group [Member]
Statement Line Items [Line Items]
Total	15,439,567	13,109,173
Stage 1 [Member] | Group [Member] | Normal [Member]
Statement Line Items [Line Items]
Commercial loans	3,369,494	3,049,264
Mortgage loans	8,209,100	6,893,619
Consumer loans	3,860,973	3,166,290
Stage 1 [Member] | Group [Member] | Substandard [Member]
Statement Line Items [Line Items]
Commercial loans
Stage 1 [Member] | Group [Member] | Non-complying [Member]
Statement Line Items [Line Items]
Commercial loans
Mortgage loans
Consumer loans
Stage 1 [Member] | Group [Member] | Subtotal [Member]
Statement Line Items [Line Items]
Commercial loans	3,369,494	3,049,264
Mortgage loans	8,209,100	6,893,619
Consumer loans	3,860,973	3,166,290
Stage 2 [Member] | Individual [Member]
Statement Line Items [Line Items]
Total	2,059,481	2,134,848
Stage 2 [Member] | Individual [Member] | Normal [Member]
Statement Line Items [Line Items]
Commercial loans	1,987,763	2,039,954
Mortgage loans
Consumer loans
Stage 2 [Member] | Individual [Member] | Substandard [Member]
Statement Line Items [Line Items]
Commercial loans	71,718	94,894
Stage 2 [Member] | Individual [Member] | Non-complying [Member]
Statement Line Items [Line Items]
Commercial loans
Mortgage loans
Consumer loans
Stage 2 [Member] | Individual [Member] | Subtotal [Member]
Statement Line Items [Line Items]
Commercial loans	2,059,481	2,134,848
Mortgage loans
Consumer loans
Stage 2 [Member] | Group [Member]
Statement Line Items [Line Items]
Total	1,757,169	2,429,234
Stage 2 [Member] | Group [Member] | Normal [Member]
Statement Line Items [Line Items]
Commercial loans	561,831	447,225
Mortgage loans	822,524	993,085
Consumer loans	372,814	975,898
Stage 2 [Member] | Group [Member] | Substandard [Member]
Statement Line Items [Line Items]
Commercial loans
Stage 2 [Member] | Group [Member] | Non-complying [Member]
Statement Line Items [Line Items]
Commercial loans		13,026
Mortgage loans
Consumer loans
Stage 2 [Member] | Group [Member] | Subtotal [Member]
Statement Line Items [Line Items]
Commercial loans	561,831	460,251
Mortgage loans	822,524	993,085
Consumer loans	372,814	975,898
Stage 3 [Member] | Individual [Member]
Statement Line Items [Line Items]
Total	152,972	120,564
Stage 3 [Member] | Individual [Member] | Normal [Member]
Statement Line Items [Line Items]
Commercial loans
Mortgage loans
Consumer loans
Stage 3 [Member] | Individual [Member] | Substandard [Member]
Statement Line Items [Line Items]
Commercial loans
Stage 3 [Member] | Individual [Member] | Non-complying [Member]
Statement Line Items [Line Items]
Commercial loans	152,972	120,564
Mortgage loans
Consumer loans
Stage 3 [Member] | Individual [Member] | Subtotal [Member]
Statement Line Items [Line Items]
Commercial loans	152,972	120,564
Mortgage loans
Consumer loans
Stage 3 [Member] | Group [Member]
Statement Line Items [Line Items]
Total	741,560	705,778
Stage 3 [Member] | Group [Member] | Normal [Member]
Statement Line Items [Line Items]
Commercial loans	779	6,702
Mortgage loans		513
Consumer loans	7,555	24,579
Stage 3 [Member] | Group [Member] | Substandard [Member]
Statement Line Items [Line Items]
Commercial loans
Stage 3 [Member] | Group [Member] | Non-complying [Member]
Statement Line Items [Line Items]
Commercial loans	267,220	239,734
Mortgage loans	175,103	164,856
Consumer loans	290,903	269,394
Stage 3 [Member] | Group [Member] | Subtotal [Member]
Statement Line Items [Line Items]
Commercial loans	267,999	246,436
Mortgage loans	175,103	165,369
Consumer loans	298,458	293,973
POCI [Member]
Statement Line Items [Line Items]
Total	1,724	615
POCI [Member] | Normal [Member]
Statement Line Items [Line Items]
Commercial loans
Mortgage loans
Consumer loans
POCI [Member] | Substandard [Member]
Statement Line Items [Line Items]
Commercial loans
POCI [Member] | Non-complying [Member]
Statement Line Items [Line Items]
Commercial loans	1,636	615
Mortgage loans
Consumer loans	88
POCI [Member] | Subtotal [Member]
Statement Line Items [Line Items]
Commercial loans	1,636	615
Mortgage loans
Consumer loans	$ 88